Shareholder Report	6 Months Ended
Apr. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Morgan Stanley Institutional Liquidity Funds
Entity Central Index Key	0001227155
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2025
C000011654
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Administrative
Trading Symbol	MGOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[1]
AssetsNet	$ 172,560,497,806
Holdings Count | Holding	249
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248991
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Advisor
Trading Symbol	MALXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[2]
AssetsNet	$ 172,560,497,806
Holdings Count | Holding	249
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011655
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Advisory
Trading Symbol	MAYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$20	0.40%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.40%	[3]
AssetsNet	$ 172,560,497,806
Holdings Count | Holding	249
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000017907
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Cash Management
Trading Symbol	MSGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[4]
AssetsNet	$ 172,560,497,806
Holdings Count | Holding	249
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000227505
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	CastleOak Shares
Trading Symbol	COSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CastleOak Shares Class	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[5]
AssetsNet	$ 172,560,497,806
Holdings Count | Holding	249
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000234745
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Impact
Trading Symbol	IMPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Class	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[6]
AssetsNet	$ 172,560,497,806
Holdings Count | Holding	249
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248673
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Impact Partner
Trading Symbol	IPGXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[7]
AssetsNet	$ 172,560,497,806
Holdings Count | Holding	249
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011656
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Institutional
Trading Symbol	MVRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$8	0.15%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 8
Expense Ratio, Percent	0.15%	[8]
AssetsNet	$ 172,560,497,806
Holdings Count | Holding	249
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011659
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Institutional Select
Trading Symbol	MGSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[9]
AssetsNet	$ 172,560,497,806
Holdings Count | Holding	249
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011657
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Investor
Trading Symbol	MVVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[10]
AssetsNet	$ 172,560,497,806
Holdings Count | Holding	249
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011658
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Participant
Trading Symbol	MPCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$33	0.65%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[11]
AssetsNet	$ 172,560,497,806
Holdings Count | Holding	249
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000167931
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Portfolio
Class Name	Select
Trading Symbol	MSDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$48	0.95%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.95%	[12]
AssetsNet	$ 172,560,497,806
Holdings Count | Holding	249
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$172,560,497,806
# of Portfolio Holdings	249

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	43.5%
91-120 Days	3.3%
61-90 Days	9.2%
31-60 Days	3.6%
1-30 Days	40.4%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	13.7%
U.S. Treasury Securities	37.0%
Repurchase Agreements	49.3%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011660
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Administrative
Trading Symbol	MGAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[13]
AssetsNet	$ 4,962,465,978
Holdings Count | Holding	119
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,962,465,978
# of Portfolio Holdings	119

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	28.9%
91-120 Days	2.1%
61-90 Days	5.9%
31-60 Days	13.3%
1-30 Days	49.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	27.6%
U.S. Treasury Securities	72.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011661
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Advisory
Trading Symbol	MVAXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[14]
AssetsNet	$ 4,962,465,978
Holdings Count | Holding	119
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,962,465,978
# of Portfolio Holdings	119

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	28.9%
91-120 Days	2.1%
61-90 Days	5.9%
31-60 Days	13.3%
1-30 Days	49.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	27.6%
U.S. Treasury Securities	72.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000017908
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Cash Management
Trading Symbol	MCHXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[15]
AssetsNet	$ 4,962,465,978
Holdings Count | Holding	119
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,962,465,978
# of Portfolio Holdings	119

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	28.9%
91-120 Days	2.1%
61-90 Days	5.9%
31-60 Days	13.3%
1-30 Days	49.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	27.6%
U.S. Treasury Securities	72.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011662
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Institutional
Trading Symbol	MUIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[16]
AssetsNet	$ 4,962,465,978
Holdings Count | Holding	119
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,962,465,978
# of Portfolio Holdings	119

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	28.9%
91-120 Days	2.1%
61-90 Days	5.9%
31-60 Days	13.3%
1-30 Days	49.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	27.6%
U.S. Treasury Securities	72.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011665
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Institutional Select
Trading Symbol	MSVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[17]
AssetsNet	$ 4,962,465,978
Holdings Count | Holding	119
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,962,465,978
# of Portfolio Holdings	119

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	28.9%
91-120 Days	2.1%
61-90 Days	5.9%
31-60 Days	13.3%
1-30 Days	49.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	27.6%
U.S. Treasury Securities	72.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011663
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Investor
Trading Symbol	MVIXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[18]
AssetsNet	$ 4,962,465,978
Holdings Count | Holding	119
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,962,465,978
# of Portfolio Holdings	119

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	28.9%
91-120 Days	2.1%
61-90 Days	5.9%
31-60 Days	13.3%
1-30 Days	49.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	27.6%
U.S. Treasury Securities	72.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011664
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio
Class Name	Participant
Trading Symbol	MGPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Government Securities Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[19]
AssetsNet	$ 4,962,465,978
Holdings Count | Holding	119
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$4,962,465,978
# of Portfolio Holdings	119

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	28.9%
91-120 Days	2.1%
61-90 Days	5.9%
31-60 Days	13.3%
1-30 Days	49.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Agency Securities	27.6%
U.S. Treasury Securities	72.4%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248992
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Advisor
Trading Symbol	MAPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[20]
AssetsNet	$ 3,420,032,710
Holdings Count | Holding	149
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,420,032,710
# of Portfolio Holdings	149

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.8%
91-120 Days	4.0%
61-90 Days	3.5%
31-60 Days	9.6%
1-30 Days	52.1%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.0%
Certificates of Deposit	2.1%
Corporate Bonds	6.5%
Floating Rate Notes	15.6%
Commercial Paper	18.7%
Repurchase Agreements	55.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011667
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Advisory
Trading Symbol	MBDXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$21	0.42%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[21]
AssetsNet	$ 3,420,032,710
Holdings Count | Holding	149
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,420,032,710
# of Portfolio Holdings	149

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.8%
91-120 Days	4.0%
61-90 Days	3.5%
31-60 Days	9.6%
1-30 Days	52.1%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.0%
Certificates of Deposit	2.1%
Corporate Bonds	6.5%
Floating Rate Notes	15.6%
Commercial Paper	18.7%
Repurchase Agreements	55.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000017909
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Cash Management
Trading Symbol	MLKXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$16	0.32%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.32%	[22]
AssetsNet	$ 3,420,032,710
Holdings Count | Holding	149
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,420,032,710
# of Portfolio Holdings	149

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.8%
91-120 Days	4.0%
61-90 Days	3.5%
31-60 Days	9.6%
1-30 Days	52.1%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.0%
Certificates of Deposit	2.1%
Corporate Bonds	6.5%
Floating Rate Notes	15.6%
Commercial Paper	18.7%
Repurchase Agreements	55.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000248681
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Impact Partner
Trading Symbol	IPFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[23]
AssetsNet	$ 3,420,032,710
Holdings Count | Holding	149
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,420,032,710
# of Portfolio Holdings	149

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.8%
91-120 Days	4.0%
61-90 Days	3.5%
31-60 Days	9.6%
1-30 Days	52.1%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.0%
Certificates of Deposit	2.1%
Corporate Bonds	6.5%
Floating Rate Notes	15.6%
Commercial Paper	18.7%
Repurchase Agreements	55.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011670
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Participant
Trading Symbol	MEPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$34	0.67%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%	[24]
AssetsNet	$ 3,420,032,710
Holdings Count | Holding	149
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,420,032,710
# of Portfolio Holdings	149

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.8%
91-120 Days	4.0%
61-90 Days	3.5%
31-60 Days	9.6%
1-30 Days	52.1%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.0%
Certificates of Deposit	2.1%
Corporate Bonds	6.5%
Floating Rate Notes	15.6%
Commercial Paper	18.7%
Repurchase Agreements	55.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000240958
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Select
Trading Symbol	MSKXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$49	0.97%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.97%	[25]
AssetsNet	$ 3,420,032,710
Holdings Count | Holding	149
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,420,032,710
# of Portfolio Holdings	149

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.8%
91-120 Days	4.0%
61-90 Days	3.5%
31-60 Days	9.6%
1-30 Days	52.1%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.0%
Certificates of Deposit	2.1%
Corporate Bonds	6.5%
Floating Rate Notes	15.6%
Commercial Paper	18.7%
Repurchase Agreements	55.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011668
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Wealth
Trading Symbol	MWMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Class	$9	0.17%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.17%	[26]
AssetsNet	$ 3,420,032,710
Holdings Count | Holding	149
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,420,032,710
# of Portfolio Holdings	149

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.8%
91-120 Days	4.0%
61-90 Days	3.5%
31-60 Days	9.6%
1-30 Days	52.1%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.0%
Certificates of Deposit	2.1%
Corporate Bonds	6.5%
Floating Rate Notes	15.6%
Commercial Paper	18.7%
Repurchase Agreements	55.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011671
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio
Class Name	Wealth S
Trading Symbol	MWSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Money Market Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth S Class	$11	0.22%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%	[27]
AssetsNet	$ 3,420,032,710
Holdings Count | Holding	149
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$3,420,032,710
# of Portfolio Holdings	149

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	30.8%
91-120 Days	4.0%
61-90 Days	3.5%
31-60 Days	9.6%
1-30 Days	52.1%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	2.0%
Certificates of Deposit	2.1%
Corporate Bonds	6.5%
Floating Rate Notes	15.6%
Commercial Paper	18.7%
Repurchase Agreements	55.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011673
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Advisory
Trading Symbol	MAVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[28]
AssetsNet	$ 12,190,969,240
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,190,969,240
# of Portfolio Holdings	157

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	27.0%
91-120 Days	2.7%
61-90 Days	5.5%
31-60 Days	9.9%
1-30 Days	54.9%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	1.9%
Certificates of Deposit	1.9%
Corporate Bonds	3.2%
Floating Rate Notes	15.9%
Commercial Paper	23.3%
Repurchase Agreements	53.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000017910
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Cash Management
Trading Symbol	MSPXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[29]
AssetsNet	$ 12,190,969,240
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,190,969,240
# of Portfolio Holdings	157

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	27.0%
91-120 Days	2.7%
61-90 Days	5.5%
31-60 Days	9.9%
1-30 Days	54.9%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	1.9%
Certificates of Deposit	1.9%
Corporate Bonds	3.2%
Floating Rate Notes	15.9%
Commercial Paper	23.3%
Repurchase Agreements	53.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000238341
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	CastleOak Shares
Trading Symbol	CASXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
CastleOak Shares Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[30]
AssetsNet	$ 12,190,969,240
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,190,969,240
# of Portfolio Holdings	157

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	27.0%
91-120 Days	2.7%
61-90 Days	5.5%
31-60 Days	9.9%
1-30 Days	54.9%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	1.9%
Certificates of Deposit	1.9%
Corporate Bonds	3.2%
Floating Rate Notes	15.9%
Commercial Paper	23.3%
Repurchase Agreements	53.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000234746
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Impact
Trading Symbol	IMTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[31]
AssetsNet	$ 12,190,969,240
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,190,969,240
# of Portfolio Holdings	157

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	27.0%
91-120 Days	2.7%
61-90 Days	5.5%
31-60 Days	9.9%
1-30 Days	54.9%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	1.9%
Certificates of Deposit	1.9%
Corporate Bonds	3.2%
Floating Rate Notes	15.9%
Commercial Paper	23.3%
Repurchase Agreements	53.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248674
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Impact Partner
Trading Symbol	IPYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[32]
AssetsNet	$ 12,190,969,240
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,190,969,240
# of Portfolio Holdings	157

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	27.0%
91-120 Days	2.7%
61-90 Days	5.5%
31-60 Days	9.9%
1-30 Days	54.9%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	1.9%
Certificates of Deposit	1.9%
Corporate Bonds	3.2%
Floating Rate Notes	15.9%
Commercial Paper	23.3%
Repurchase Agreements	53.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011674
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Institutional
Trading Symbol	MPFXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[33]
AssetsNet	$ 12,190,969,240
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,190,969,240
# of Portfolio Holdings	157

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	27.0%
91-120 Days	2.7%
61-90 Days	5.5%
31-60 Days	9.9%
1-30 Days	54.9%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	1.9%
Certificates of Deposit	1.9%
Corporate Bonds	3.2%
Floating Rate Notes	15.9%
Commercial Paper	23.3%
Repurchase Agreements	53.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011677
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Prime Portfolio
Class Name	Institutional Select
Trading Symbol	MPEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Prime Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[34]
AssetsNet	$ 12,190,969,240
Holdings Count | Holding	157
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$12,190,969,240
# of Portfolio Holdings	157

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	27.0%
91-120 Days	2.7%
61-90 Days	5.5%
31-60 Days	9.9%
1-30 Days	54.9%

Asset Allocation (% of total investments)

Value	Value
Time Deposits	1.9%
Certificates of Deposit	1.9%
Corporate Bonds	3.2%
Floating Rate Notes	15.9%
Commercial Paper	23.3%
Repurchase Agreements	53.8%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248993
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio
Class Name	Advisor
Trading Symbol	MAXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[35]
AssetsNet	$ 501,457,040
Holdings Count | Holding	83
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$501,457,040
# of Portfolio Holdings	83

Holdings [Text Block]

Summary by State (% of total Investments)

Value	Value
OtherFootnote Reference*	26.4%
New Jersey	3.4%
Pennsylvania	3.9%
Alabama	4.5%
Utah	4.7%
Florida	5.0%
Indiana	7.0%
Ohio	8.1%
Massachusetts	10.1%
New York	12.6%
Texas	14.3%
Footnote	Description
Footnote*	States less than 3% each

Asset Allocation (% of total investments)

Value	Value
Floating Rate Notes	0.7%
Quarterly Variable Rate Bond	1.2%
Semi-Annual Variable Rate Bond	2.5%
Closed-End Investment Companies	4.0%
Municipal Bonds & Notes	9.4%
Commercial Paper	14.6%
Daily Variable Rate Bonds	17.4%
Weekly Variable Rate Bonds	50.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000017911
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio
Class Name	Cash Management
Trading Symbol	TECXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$17	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.35%	[36]
AssetsNet	$ 501,457,040
Holdings Count | Holding	83
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$501,457,040
# of Portfolio Holdings	83

Holdings [Text Block]

Summary by State (% of total Investments)

Value	Value
OtherFootnote Reference*	26.4%
New Jersey	3.4%
Pennsylvania	3.9%
Alabama	4.5%
Utah	4.7%
Florida	5.0%
Indiana	7.0%
Ohio	8.1%
Massachusetts	10.1%
New York	12.6%
Texas	14.3%
Footnote	Description
Footnote*	States less than 3% each

Asset Allocation (% of total investments)

Value	Value
Floating Rate Notes	0.7%
Quarterly Variable Rate Bond	1.2%
Semi-Annual Variable Rate Bond	2.5%
Closed-End Investment Companies	4.0%
Municipal Bonds & Notes	9.4%
Commercial Paper	14.6%
Daily Variable Rate Bonds	17.4%
Weekly Variable Rate Bonds	50.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000248683
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio
Class Name	Select
Trading Symbol	TSXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[37]
AssetsNet	$ 501,457,040
Holdings Count | Holding	83
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$501,457,040
# of Portfolio Holdings	83

Holdings [Text Block]

Summary by State (% of total Investments)

Value	Value
OtherFootnote Reference*	26.4%
New Jersey	3.4%
Pennsylvania	3.9%
Alabama	4.5%
Utah	4.7%
Florida	5.0%
Indiana	7.0%
Ohio	8.1%
Massachusetts	10.1%
New York	12.6%
Texas	14.3%
Footnote	Description
Footnote*	States less than 3% each

Asset Allocation (% of total investments)

Value	Value
Floating Rate Notes	0.7%
Quarterly Variable Rate Bond	1.2%
Semi-Annual Variable Rate Bond	2.5%
Closed-End Investment Companies	4.0%
Municipal Bonds & Notes	9.4%
Commercial Paper	14.6%
Daily Variable Rate Bonds	17.4%
Weekly Variable Rate Bonds	50.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000248682
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio
Class Name	Wealth
Trading Symbol	TEWXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[38]
AssetsNet	$ 501,457,040
Holdings Count | Holding	83
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$501,457,040
# of Portfolio Holdings	83

Holdings [Text Block]

Summary by State (% of total Investments)

Value	Value
OtherFootnote Reference*	26.4%
New Jersey	3.4%
Pennsylvania	3.9%
Alabama	4.5%
Utah	4.7%
Florida	5.0%
Indiana	7.0%
Ohio	8.1%
Massachusetts	10.1%
New York	12.6%
Texas	14.3%
Footnote	Description
Footnote*	States less than 3% each

Asset Allocation (% of total investments)

Value	Value
Floating Rate Notes	0.7%
Quarterly Variable Rate Bond	1.2%
Semi-Annual Variable Rate Bond	2.5%
Closed-End Investment Companies	4.0%
Municipal Bonds & Notes	9.4%
Commercial Paper	14.6%
Daily Variable Rate Bonds	17.4%
Weekly Variable Rate Bonds	50.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000248684
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio
Class Name	Wealth S
Trading Symbol	TWSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Tax-Exempt Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/shareholderreports. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/shareholderreports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Wealth S Class	$12	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%	[39]
AssetsNet	$ 501,457,040
Holdings Count | Holding	83
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$501,457,040
# of Portfolio Holdings	83

Holdings [Text Block]

Summary by State (% of total Investments)

Value	Value
OtherFootnote Reference*	26.4%
New Jersey	3.4%
Pennsylvania	3.9%
Alabama	4.5%
Utah	4.7%
Florida	5.0%
Indiana	7.0%
Ohio	8.1%
Massachusetts	10.1%
New York	12.6%
Texas	14.3%
Footnote	Description
Footnote*	States less than 3% each

Asset Allocation (% of total investments)

Value	Value
Floating Rate Notes	0.7%
Quarterly Variable Rate Bond	1.2%
Semi-Annual Variable Rate Bond	2.5%
Closed-End Investment Companies	4.0%
Municipal Bonds & Notes	9.4%
Commercial Paper	14.6%
Daily Variable Rate Bonds	17.4%
Weekly Variable Rate Bonds	50.2%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/shareholderreports
C000011684
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Administrative
Trading Symbol	MTTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[40]
AssetsNet	$ 33,902,365,361
Holdings Count | Holding	102
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$33,902,365,361
# of Portfolio Holdings	102

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	34.0%
91-120 Days	1.1%
61-90 Days	10.6%
31-60 Days	2.5%
1-30 Days	51.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	42.9%
Repurchase Agreements	57.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248994
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Advisor
Trading Symbol	MATXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[41]
AssetsNet	$ 33,902,365,361
Holdings Count | Holding	102
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$33,902,365,361
# of Portfolio Holdings	102

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	34.0%
91-120 Days	1.1%
61-90 Days	10.6%
31-60 Days	2.5%
1-30 Days	51.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	42.9%
Repurchase Agreements	57.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011685
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Advisory
Trading Symbol	MAOXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[42]
AssetsNet	$ 33,902,365,361
Holdings Count | Holding	102
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$33,902,365,361
# of Portfolio Holdings	102

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	34.0%
91-120 Days	1.1%
61-90 Days	10.6%
31-60 Days	2.5%
1-30 Days	51.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	42.9%
Repurchase Agreements	57.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000017912
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Cash Management
Trading Symbol	MREXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[43]
AssetsNet	$ 33,902,365,361
Holdings Count | Holding	102
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$33,902,365,361
# of Portfolio Holdings	102

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	34.0%
91-120 Days	1.1%
61-90 Days	10.6%
31-60 Days	2.5%
1-30 Days	51.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	42.9%
Repurchase Agreements	57.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011686
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Institutional
Trading Symbol	MISXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[44]
AssetsNet	$ 33,902,365,361
Holdings Count | Holding	102
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$33,902,365,361
# of Portfolio Holdings	102

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	34.0%
91-120 Days	1.1%
61-90 Days	10.6%
31-60 Days	2.5%
1-30 Days	51.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	42.9%
Repurchase Agreements	57.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011689
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Institutional Select
Trading Symbol	MTSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[45]
AssetsNet	$ 33,902,365,361
Holdings Count | Holding	102
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$33,902,365,361
# of Portfolio Holdings	102

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	34.0%
91-120 Days	1.1%
61-90 Days	10.6%
31-60 Days	2.5%
1-30 Days	51.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	42.9%
Repurchase Agreements	57.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011687
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Investor
Trading Symbol	MTNXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[46]
AssetsNet	$ 33,902,365,361
Holdings Count | Holding	102
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$33,902,365,361
# of Portfolio Holdings	102

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	34.0%
91-120 Days	1.1%
61-90 Days	10.6%
31-60 Days	2.5%
1-30 Days	51.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	42.9%
Repurchase Agreements	57.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011688
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Participant
Trading Symbol	MTCXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[47]
AssetsNet	$ 33,902,365,361
Holdings Count | Holding	102
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$33,902,365,361
# of Portfolio Holdings	102

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	34.0%
91-120 Days	1.1%
61-90 Days	10.6%
31-60 Days	2.5%
1-30 Days	51.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	42.9%
Repurchase Agreements	57.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000167932
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio
Class Name	Select
Trading Symbol	MSTXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[48]
AssetsNet	$ 33,902,365,361
Holdings Count | Holding	102
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$33,902,365,361
# of Portfolio Holdings	102

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	34.0%
91-120 Days	1.1%
61-90 Days	10.6%
31-60 Days	2.5%
1-30 Days	51.8%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	42.9%
Repurchase Agreements	57.1%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011690
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Administrative
Trading Symbol	MAMXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[49]
AssetsNet	$ 54,461,995,071
Holdings Count | Holding	64
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$54,461,995,071
# of Portfolio Holdings	64

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.6%
91-120 Days	0.3%
61-90 Days	6.9%
31-60 Days	19.1%
1-30 Days	50.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000251131
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Advisor
Trading Symbol	MAZXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisor Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[50]
AssetsNet	$ 54,461,995,071
Holdings Count | Holding	64
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$54,461,995,071
# of Portfolio Holdings	64

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.6%
91-120 Days	0.3%
61-90 Days	6.9%
31-60 Days	19.1%
1-30 Days	50.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011691
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Advisory
Trading Symbol	MVYXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Advisory Class	$23	0.45%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%	[51]
AssetsNet	$ 54,461,995,071
Holdings Count | Holding	64
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$54,461,995,071
# of Portfolio Holdings	64

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.6%
91-120 Days	0.3%
61-90 Days	6.9%
31-60 Days	19.1%
1-30 Days	50.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000017913
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Cash Management
Trading Symbol	MHSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Cash Management Class	$18	0.35%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%	[52]
AssetsNet	$ 54,461,995,071
Holdings Count | Holding	64
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$54,461,995,071
# of Portfolio Holdings	64

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.6%
91-120 Days	0.3%
61-90 Days	6.9%
31-60 Days	19.1%
1-30 Days	50.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248675
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Impact
Trading Symbol	IMXXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[53]
AssetsNet	$ 54,461,995,071
Holdings Count | Holding	64
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$54,461,995,071
# of Portfolio Holdings	64

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.6%
91-120 Days	0.3%
61-90 Days	6.9%
31-60 Days	19.1%
1-30 Days	50.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000248676
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Impact Partner
Trading Symbol	IPUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Impact Partner Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[54]
AssetsNet	$ 54,461,995,071
Holdings Count | Holding	64
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$54,461,995,071
# of Portfolio Holdings	64

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.6%
91-120 Days	0.3%
61-90 Days	6.9%
31-60 Days	19.1%
1-30 Days	50.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011692
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Institutional
Trading Symbol	MSUXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$10	0.20%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[55]
AssetsNet	$ 54,461,995,071
Holdings Count | Holding	64
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$54,461,995,071
# of Portfolio Holdings	64

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.6%
91-120 Days	0.3%
61-90 Days	6.9%
31-60 Days	19.1%
1-30 Days	50.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011695
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Institutional Select
Trading Symbol	MSSXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Class	$13	0.25%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[56]
AssetsNet	$ 54,461,995,071
Holdings Count | Holding	64
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$54,461,995,071
# of Portfolio Holdings	64

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.6%
91-120 Days	0.3%
61-90 Days	6.9%
31-60 Days	19.1%
1-30 Days	50.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011693
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Investor
Trading Symbol	MNVXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$15	0.30%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%	[57]
AssetsNet	$ 54,461,995,071
Holdings Count | Holding	64
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$54,461,995,071
# of Portfolio Holdings	64

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.6%
91-120 Days	0.3%
61-90 Days	6.9%
31-60 Days	19.1%
1-30 Days	50.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000011694
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Participant
Trading Symbol	MPRXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Participant Class	$35	0.70%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%	[58]
AssetsNet	$ 54,461,995,071
Holdings Count | Holding	64
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$54,461,995,071
# of Portfolio Holdings	64

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.6%
91-120 Days	0.3%
61-90 Days	6.9%
31-60 Days	19.1%
1-30 Days	50.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity
C000167933
Shareholder Report [Line Items]
Fund Name	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio
Class Name	Select
Trading Symbol	MSEXX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio for the period of November 1, 2024 to April 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.morganstanley.com/im/institutional-liquidity. You can also request this information by contacting us at 1-888-378-1630.
Additional Information Phone Number	1-888-378-1630
Additional Information Website	www.morganstanley.com/im/institutional-liquidity
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Select Class	$50	1.00%Footnote Reference1
Footnote	Description
Footnote[1]	Annualized

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%	[59]
AssetsNet	$ 54,461,995,071
Holdings Count | Holding	64
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$54,461,995,071
# of Portfolio Holdings	64

Holdings [Text Block]

Maturity Schedule (% of total investments)

Value	Value
121+ Days	23.6%
91-120 Days	0.3%
61-90 Days	6.9%
31-60 Days	19.1%
1-30 Days	50.1%

Asset Allocation (% of total investments)

Value	Value
U.S. Treasury Securities	100.0%

Material Fund Change [Text Block]
Updated Prospectus Web Address	www.morganstanley.com/im/institutional-liquidity

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